SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Product Information [Line Items]
Cash over FDIC insurance limits	$ 472,082		$ 114,986
Allowance for doubtful accounts	386,600		386,600
Impairment losses on long lived assets			4,000,000
Advertising costs	$ 159		$ 1,400
Antidilutive shares excluded from earnings per share calculation	1,230,669
Accounts Receivable [Member] | Six Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	55.00%		58.00%
Revenue Benchmark [Member] | Four Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	36.00%	48.00%
Revenue Benchmark [Member] | Five Customers [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			42.00%